Summary of Significant Accounting Policies - Schedule of Entities in Which Bank Directly or Indirectly Owns a Controlling Interest (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Banchile Administradora General de Fondos S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent	99.98%	99.98%
Percentage of interest owned by subsidiaries in group	0.02%	0.02%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Banchile Asesoría Financiera S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent	99.96%	99.96%
Percentage of interest owned by subsidiaries in group
Consolidated controlling interest in subsidiaries	99.96%	99.96%
Banchile Corredores de Seguros Ltda. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent	99.83%	99.83%
Percentage of interest owned by subsidiaries in group	0.17%	0.17%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Banchile Corredores de Bolsa S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent	99.70%	99.70%
Percentage of interest owned by subsidiaries in group	0.30%	0.30%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Socofin S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent	99.00%	99.00%
Percentage of interest owned by subsidiaries in group	1.00%	1.00%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Operadora de Tarjetas B-Pago S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent	99.90%
Percentage of interest owned by subsidiaries in group	0.10%
Consolidated controlling interest in subsidiaries	100.00%